Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers
Revenue from contracts with customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

(In US$ millions)	2019	2018
Accounts receivable, net	146.7	150.9
Current contract liabilities (deferred revenues) (1)	3.0	4.0
Non-current contract liabilities (deferred revenues) (1)	—	2.4
(1)  Current contract liabilities balances are included in "Other current liabilities" in our Consolidated Balance Sheets as of December 31, 2019.
Significant changes in the contract liabilities balances during the year ended December 31, 2019 are as follows:

(In US$ millions)	2019	2018
Contract liabilities at start of period	6.4	9.4
Decrease due to amortization of revenue that was included in the beginning contract liability balance	(9.3)	(4.6)
Increase due to cash received, excluding amounts recognized as revenue	5.9	1.6
Contract liabilities at end of period	3.0	6.4

The deferred revenues balance of $3 million reported in "Other current liabilities" at December 31, 2019 is expected to be realized within the next twelve months.